Property and Equipment, net (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 30,942	$ 28,936
Additions in property and equipment	3,718	2,006
Property and Equipment, Ending Balance	34,660	30,942
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(6,660)	(5,973)
Depreciation for the year	(825)	(687)
Accumulated Depreciation, Property and Equipment, Ending Balance	(7,485)	(6,660)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	24,282	22,963
Additions in property and equipment	3,718	2,006
Depreciation for the year	(825)	(687)
Property And Equipment Net, Ending Balance	$ 27,175	$ 24,282